BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES - Balances with related parties (Details) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Dividends receivable	$ 65	$ 134
Controlling Company
CURRENT LIABILITIES
Dividends Payables		6,021
Cablevision Holding S.A.
CURRENT LIABILITIES
Dividends Payables		2,067
VLG Argentina LLC
CURRENT LIABILITIES
Dividends Payables		3,090
Fintech Telecom
CURRENT LIABILITIES
Dividends Payables		864
Associates
CURRENT ASSETS
Other receivables	144	174
CURRENT LIABILITIES
Trade payables	3
Financial Debt		6
La Capital Cable S.A
CURRENT ASSETS
Other receivables	78	34
CURRENT LIABILITIES
Financial Debt		6
Teledifusora San Miguel Arcngel S.A.
CURRENT ASSETS
Other receivables	19	40
Ver T.V. S.A.
CURRENT ASSETS
Other receivables	47	100
Televisora Privada del Oeste S.A.
CURRENT LIABILITIES
Trade payables	3
Related party
CURRENT ASSETS
Trade receivables	92	59
CURRENT LIABILITIES
Trade payables	565	438
Other Related parties
CURRENT ASSETS
Trade receivables	92	59
CURRENT LIABILITIES
Trade payables	$ 565	$ 438